Income Per Share	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Earnings Per Share [Abstract]
Income Per Share
(LOSS) INCOME PER SHARE
The following tables provide reconciliations of net earnings and shares used in calculating (loss) income per basic common share to those used in calculating (loss) income per diluted common share (in millions, except per-share amounts):

	12 Weeks Ended
	March 22, 2014		March 23, 2013
	Diluted	Basic	Diluted	Basic
(Loss) income from continuing operations, net of tax	$(83.7)	$(83.7)	$59.6	$59.6
Distributed and undistributed earnings allocated to participating securities	(0.4)	(0.4)	(0.6)	(0.6)
(Loss) income from continuing operations available to common stockholders	(84.1)	(84.1)	59.0	59.0

(Loss) income from discontinued operations, net of tax	(14.9)	(14.9)	59.2	59.2
Noncontrolling interests	1.0	1.0	0.1	0.1
(Loss) income from discontinued operations, attributable to Safeway Inc.	(13.9)	(13.9)	59.3	59.3
Distributed and undistributed earnings allocated to participating securities	—	—	(0.6)	(0.6)
Income from discontinued operations available to common stockholders	(13.9)	(13.9)	58.7	58.7

Net (loss) income	$(97.6)	$(97.6)	$118.9	$118.9
Distributed and undistributed earnings allocated to participating securities	(0.4)	(0.4)	(1.2)	(1.2)
Net (loss) income available to common stockholders after earnings allocated to participating securities	$(98.0)	$(98.0)	$117.7	$117.7

Weighted average common shares outstanding	228.1	228.1	237.4	237.4
Common share equivalents	—		1.2
Weighted average shares outstanding	228.1		238.6

(Loss) earnings per common share:
Continuing operations	$(0.37)	$(0.37)	$0.25	$0.25
Discontinued operations	(0.06)	(0.06)	0.24	0.25
Total	$(0.43)	$(0.43)	$0.49	$0.50

Anti-dilutive shares totaling 3.9 million and 17.0 million have been excluded from diluted weighted average shares outstanding for the 12 weeks ended March 22, 2014 and March 23, 2013, respectively.

Income Per Share
The Company computes earnings per share under the two-class method, which is a method of computing earnings per share when an entity has both common stock and participating securities. Unvested restricted stock is considered a participating security because it contains rights to receive nonforfeitable dividends at the same rate as common stock. Under the two-class method, the calculation of basic and diluted earnings per common share excludes the income attributable to participating securities. Additionally, the weighted average shares outstanding exclude the impact of participating securities.
The following table provides reconciliations of net earnings and shares used in calculating income per basic common share to those used in calculating income per diluted common share.

(In millions, except per-share amounts)	2013		2012		2011
	Diluted	Basic	Diluted	Basic	Diluted	Basic
Income from continuing operations, net of tax	$217.1	$217.1	$249.2	$249.2	$329.5	$329.5
Distributed and undistributed earnings allocated to participating securities	(2.1)	(2.1)	(2.3)	(2.3)	(2.4)	(2.4)
Income from continuing operations available to common stockholders	215.0	215.0	246.9	246.9	327.1	327.1

Income from discontinued operations, net of tax	3,305.1	3,305.1	348.9	348.9	188.7	188.7
Noncontrolling interest	(14.7)	(14.7)	(1.6)	(1.6)	(1.5)	(1.5)
Income from discontinued operations attributable to Safeway Inc.	3,290.4	3,290.4	347.3	347.3	187.2	187.2
Distributed and undistributed earnings allocated to participating securities	(32.1)	(32.1)	(3.1)	(3.1)	(1.4)	(1.4)
Income from discontinued operations available to common stockholders	3,258.3	3,258.3	344.2	344.2	185.8	185.8

Net income	$3,507.5	$3,507.5	$596.5	$596.5	$516.7	$516.7
Distributed and undistributed earnings allocated to participating securities	(34.2)	(34.2)	(5.4)	(5.4)	(3.8)	(3.8)
Net income available to common stockholders after earnings allocated to participating securities	$3,473.3	$3,473.3	$591.1	$591.1	$512.9	$512.9

Weighted-average common shares outstanding	239.1	239.1	245.6	245.6	343.4	343.4
Common share equivalents	2.4		0.3		0.4
Weighted-average shares outstanding	241.5		245.9		343.8

Earnings per common share:
Continuing operations	$0.89	$0.90	$1.00	$1.01	$0.95	$0.95
Discontinued operations	$13.49	$13.63	$1.40	$1.40	$0.54	$0.54
Total	$14.38	$14.53	$2.40	$2.41	$1.49	$1.49

Anti-dilutive shares totaling 7.8 million in 2013, 21.6 million in 2012 and 25.1 million in 2011 have been excluded from diluted weighted-average shares outstanding.